Long-Term Debt (Loss from Early Extinguishment of Debt Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Extinguishment of Debt Disclosures [Abstract]
Loss (gain) from early extinguishment of debt	$ 1,295,000	$ 115,453,000	$ 66,019,000
Loss on Extinguishment of Debt, Net of Tax	$ 800,000	$ 71,800,000	$ 42,000,000